Long-term investments, net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Long-term investments, net
Long-term investments	$ 7,393,447	$ 7,163,928
Less: Impairment	(7,393,447)	(231,524)
Total	$ 0	$ 6,932,404